Insurance - Summary of Movement in Provisions for Unpaid Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	$ 4,699	$ 4,652
Claims costs for current accident year	2,646	2,727
Prior accident years claims development (favourable) unfavourable	(349)	(408)
Discount rate	123	94
Provision for adverse deviation	21	(6)
Claims and related expenses	2,441	2,407
Current accident year	(1,167)	(1,239)
Prior accident years	(1,077)	(1,121)
Cash paid for claims	(2,244)	(2,360)
Balance as at end of year	4,896	4,699
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	4,840	4,812
Claims costs for current accident year	2,948	2,727
Prior accident years claims development (favourable) unfavourable	(354)	(410)
Discount rate	123	95
Provision for adverse deviation	25	(7)
Claims and related expenses	2,742	2,405
Current accident year	(1,346)	(1,239)
Prior accident years	(1,084)	(1,147)
Cash paid for claims	(2,430)	(2,386)
Increase (decrease) in reinsurance/other recoverables	(10)	9
Balance as at end of year	5,142	4,840
Reinsurance/ other recoverable [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	141	160
Claims costs for current accident year	302
Prior accident years claims development (favourable) unfavourable	(5)	(2)
Discount rate		1
Provision for adverse deviation	4	(1)
Claims and related expenses	301	(2)
Current accident year	(179)
Prior accident years	(7)	(26)
Cash paid for claims	(186)	(26)
Increase (decrease) in reinsurance/other recoverables	(10)	9
Balance as at end of year	$ 246	$ 141